Property and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property and Equipment, Net
Property and equipment, gross	¥ 36,559	¥ 1,631
Less: Accumulated depreciation and amortization	(2,399)	(1,537)
Total property and equipment, net	34,160	94
Depreciation and amortization expenses	862	115	¥ 463
Capitalized software
Property and Equipment, Net
Property and equipment, gross	34,928
Computers
Property and Equipment, Net
Property and equipment, gross	999	999
Furniture and fixtures
Property and Equipment, Net
Property and equipment, gross	632	¥ 632
Asset under construction
Property and Equipment, Net
Property and equipment, gross	¥ 28,136